Report Of The Directors Financial Review Risk Report - Reconciliation of gross carrying/notional amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees (Details)
$ in Millions
6 Months Ended
Jun. 30, 2018 USD ($)
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
Financial assets	$ 323,199
Gross carrying amount
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
Financial assets	323,351
Allowance for ECL
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
Financial assets	(152)
Impaired | Gross carrying amount
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
Financial assets	73
Loans and advances to bank and customers including loan commitments and financial guarantees
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
ECL income statement (charge)/release for the period	(762)
Recoveries	261
ECL income statement (charge)/release for the period	(501)
Loans and advances to bank and customers including loan commitments and financial guarantees | Gross carrying amount
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
Financial assets	1,632,405
Net new lending and changes to risk parameters	81,496
Amounts written off	(1,155)
Foreign exchange and other	(32,511)
Financial assets	1,680,235
Loans and advances to bank and customers including loan commitments and financial guarantees | Allowance for ECL
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
Financial assets	(9,903)
Net remeasurement of ECL arising from transfer of stage	(23)
Net new lending and changes to risk parameters	(739)
Amounts written off	1,134
Foreign exchange and other	257
Financial assets	(9,274)
Loans and advances to bank and customers including loan commitments and financial guarantees | Non credit impaired | Gross carrying amount | Stage 1
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
Financial assets	1,506,500
Transfers of financial instruments:	(2,401)
– transfers from Stage 1 to Stage 2	(41,853)
– transfers from Stage 2 to Stage 1	40,963
– transfers to Stage 3	(1,730)
– transfers from Stage 3	219
Net new lending and changes to risk parameters	94,406
Foreign exchange and other	(30,700)
Financial assets	1,567,805
Loans and advances to bank and customers including loan commitments and financial guarantees | Non credit impaired | Gross carrying amount | Stage 2
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
Financial assets	109,542
Transfers of financial instruments:	(408)
– transfers from Stage 1 to Stage 2	41,853
– transfers from Stage 2 to Stage 1	(40,963)
– transfers to Stage 3	(2,126)
– transfers from Stage 3	828
Net new lending and changes to risk parameters	(11,384)
Foreign exchange and other	(1,273)
Financial assets	96,477
Loans and advances to bank and customers including loan commitments and financial guarantees | Non credit impaired | Allowance for ECL | Stage 1
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
Financial assets	(1,488)
Transfers of financial instruments:	(430)
– transfers from Stage 1 to Stage 2	120
– transfers from Stage 2 to Stage 1	(537)
– transfers to Stage 3	18
– transfers from Stage 3	(31)
Net remeasurement of ECL arising from transfer of stage	360
Net new lending and changes to risk parameters	13
Foreign exchange and other	83
Financial assets	(1,462)
ECL income statement (charge)/release for the period	373
Loans and advances to bank and customers including loan commitments and financial guarantees | Non credit impaired | Allowance for ECL | Stage 2
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
Financial assets	(2,435)
Transfers of financial instruments:	635
– transfers from Stage 1 to Stage 2	(120)
– transfers from Stage 2 to Stage 1	537
– transfers to Stage 3	263
– transfers from Stage 3	(45)
Net remeasurement of ECL arising from transfer of stage	(347)
Net new lending and changes to risk parameters	(155)
Foreign exchange and other	99
Financial assets	(2,203)
ECL income statement (charge)/release for the period	(502)
Loans and advances to bank and customers including loan commitments and financial guarantees | Impaired | Gross carrying amount | POCI
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
Financial assets	1,054
Transfers of financial instruments:	0
– transfers to Stage 3	0
Net new lending and changes to risk parameters	(526)
Amounts written off	(1)
Foreign exchange and other	(183)
Financial assets	344
Loans and advances to bank and customers including loan commitments and financial guarantees | Impaired | Gross carrying amount | Stage 3
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
Financial assets	15,309
Transfers of financial instruments:	2,809
– transfers to Stage 3	3,856
– transfers from Stage 3	(1,047)
Net new lending and changes to risk parameters	(1,000)
Amounts written off	(1,154)
Foreign exchange and other	(355)
Financial assets	15,609
Loans and advances to bank and customers including loan commitments and financial guarantees | Impaired | Allowance for ECL | POCI
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
Financial assets	(242)
Transfers of financial instruments:	0
– transfers to Stage 3	0
Net new lending and changes to risk parameters	17
Amounts written off	1
Foreign exchange and other	98
Financial assets	(126)
ECL income statement (charge)/release for the period	17
Loans and advances to bank and customers including loan commitments and financial guarantees | Impaired | Allowance for ECL | Stage 3
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
Financial assets	(5,738)
Transfers of financial instruments:	(205)
– transfers to Stage 3	(281)
– transfers from Stage 3	76
Net remeasurement of ECL arising from transfer of stage	(36)
Net new lending and changes to risk parameters	(614)
Amounts written off	1,133
Foreign exchange and other	(23)
Financial assets	(5,483)
ECL income statement (charge)/release for the period	$ (650)